CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Preferred stock, par value (in dollars per share)		$ 0.00001	$ 0.00001
Preferred stock, shares authorized		10,000,000	10,000,000
Preferred stock, shares issued		0	750,000
Preferred stock, shares outstanding		0	750,000
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	19,283,473	1,685,642	218,136
Common Stock, Shares, Outstanding	19,283,454	1,685,623	218,117
Treasury stock, shares	19	19	19
Allowance for Doubtful Accounts Receivable, Current	$ 197,000	$ 87,000	$ 30,000
Accounts Receivable Related Parties Net Current	117,000	138,000	480,000
Deferred Revenue Related Party		13,000	480,000
Temporary equity, liquidation preference		0
Interest Payable, Current	164,000	137,000	42,000
Related Party [Member]
Interest Payable, Current	$ 77,000	$ 56,000	$ 56,000
Series A Convertible Preferred Stock [Member]
Temporary equity, par value (in dollars per share)		$ 0.00001	$ 0.00001
Temporary equity, shares authorized		3,000,000	3,000,000
Temporary equity, shares issued		0	750,000
Temporary equity, shares outstanding		0	750,000
Series B Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	5,000,000	0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series D Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	2,000,000	0
Preferred stock, shares outstanding	2,000,000	0